Loans	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Loans

Note 5	Loans (1)(2)

$ millions, as at October 31					2025						2024
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance	Net total	Allowances as a % of gross loans
Residential mortgages (3)	$287,033	$306	$268	$574	$286,459	0.2%	$280,672	$234	$215	$449	$280,223	0.2%
Personal	47,866	185	971	1,156	46,710	2.4	46,681	190	752	942	45,739	2.0
Credit card	21,581	–	942	942	20,639	4.4	20,551	–	902	902	19,649	4.4
Business and government (3) (4)	237,416	491	1,229	1,720	235,696	0.7	214,305	392	1,232	1,624	212,681	0.8
Total	$593,896	$982	$3,410	$4,392	$589,504	0.7%	$562,209	$816	$3,101	$3,917	$558,292	0.7%

(1)	Loans are net of unearned income of $1,017 million (2024: $815 million).
(2)	Includes gross loans of $136.5 billion (2024: $120.4 billion) denominated in U.S. dollars and $13.7 billion (2024: $11.2 billion) denominated in other foreign currencies.
(3)	Includes $3 million of residential mortgages (202 4 : $3 million) and $560 million of business and government loans (202 4 : $221 million) that are measured and designated at FVTPL.
(4)	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans. Prior year amounts have been revised to conform to the presentation adopted in 2025.

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2025
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$89	$126	$234	$449
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(23)	(73)	(81)
Changes in model	–	–	–	–
Net remeasurement (2)	(134)	176	209	251
Transfers (2)
– to 12-month ECL	141	(133)	(8)	–
– to lifetime ECL performing	(10)	31	(21)	–
– to lifetime ECL credit-impaired	–	(9)	9	–
Total provision for (reversal of) credit losses (3)	12	42	116	170
Write-offs (4)	–	–	(12)	(12)
Recoveries	–	–	6	6
Interest income on impaired loans	–	–	(36)	(36)
Foreign exchange and other	(1)	–	(2)	(3)
Balance at end of year	$100	$168	$306	$574
Personal
Balance at beginning of year	$247	$546	$190	$983
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	40	(45)	(25)	(30)
Changes in model	(15)	97	–	82
Net remeasurement (2)	(575)	795	484	704
Transfers (2)
– to 12-month ECL	623	(616)	(7)	–
– to lifetime ECL performing	(68)	90	(22)	–
– to lifetime ECL credit-impaired	(4)	(70)	74	–
Total provision for (reversal of) credit losses (3)	1	251	504	756
Write-offs (4)	–	–	(571)	(571)
Recoveries	–	–	74	74
Interest income on impaired loans	–	–	(8)	(8)
Foreign exchange and other	(1)	6	(4)	1
Balance at end of year	$247	$803	$185	$1,235
Credit card
Balance at beginning of year	$295	$660	$–	$955
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	36	(33)	–	3
Changes in model	(26)	32	–	6
Net remeasurement (2)	(740)	1,165	391	816
Transfers (2)
– to 12-month ECL	846	(846)	–	–
– to lifetime ECL performing	(77)	77	–	–
– to lifetime ECL credit-impaired	(3)	(338)	341	–
Total provision for (reversal of) credit losses (3)	36	57	732	825
Write-offs (4)	–	–	(884)	(884)
Recoveries	–	–	152	152
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$331	$717	$–	$1,048
Business and government
Balance at beginning of year	$265	$1,061	$401	$1,727
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	52	(105)	(66)	(119)
Changes in model	79	(81)	(4)	(6)
Net remeasurement (2)	(63)	340	439	716
Transfers (2)
– to 12-month ECL	162	(158)	(4)	–
– to lifetime ECL performing	(48)	55	(7)	–
– to lifetime ECL credit-impaired	–	(177)	177	–
Total provision for (reversal of) credit losses (3)	182	(126)	535	591
Write-offs (4)	–	–	(409)	(409)
Recoveries	–	–	54	54
Interest income on impaired loans	–	–	(94)	(94)
Foreign exchange and other	5	(3)	11	13
Balance at end of year	$452	$932	$498	$1,882
Total ECL allowance (5)	$1,130	$2,620	$989	$4,739
Comprises:
Loans	$983	$2,427	$982	$4,392
Undrawn credit facilities and other off-balance sheet exposures (6)	147	193	7	347

(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net measurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(3)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2025 and October 31, 2024 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31				2024
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(19)	(55)	(59)
Changes in model	–	4	11	15
Net remeasurement (2)	(115)	96	95	76
Transfers (2)
– to 12-month ECL	109	(107)	(2)	–
– to lifetime ECL performing	(10)	19	(9)	–
– to lifetime ECL credit-impaired	–	(8)	8	–
Total provision for (reversal of) credit losses (3)	(1)	(15)	48	32
Write-offs (4)	–	–	(18)	(18)
Recoveries	–	–	7	7
Interest income on impaired loans	–	–	(30)	(30)
Foreign exchange and other	–	(1)	3	2
Balance at end of year	$89	$126	$234	$449
Personal
Balance at beginning of year	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	32	(58)	(42)	(68)
Changes in model	54	(127)	(6)	(79)
Net remeasurement (2)	(544)	631	466	553
Transfers (2)
– to 12-month ECL	591	(588)	(3)	–
– to lifetime ECL performing	(63)	74	(11)	–
– to lifetime ECL credit-impaired	–	(96)	96	–
Total provision for (reversal of) credit losses (3)	70	(164)	500	406
Write-offs (4)	–	–	(545)	(545)
Recoveries	–	–	62	62
Interest income on impaired loans	–	–	(7)	(7)
Foreign exchange and other	3	1	(1)	3
Balance at end of year	$247	$546	$190	$983
Credit card
Balance at beginning of year	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(30)	–	(8)
Changes in model	86	(34)	–	52
Net remeasurement (2)	(413)	771	394	752
Transfers (2)
– to 12-month ECL	491	(491)	–	–
– to lifetime ECL performing	(72)	72	–	–
– to lifetime ECL credit-impaired	–	(219)	219	–
Total provision for (reversal of) credit losses (3)	114	69	613	796
Write-offs (4)	–	–	(739)	(739)
Recoveries	–	–	126	126
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$295	$660	$–	$955
Business and government
Balance at beginning of year	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(82)	(48)	(108)
Changes in model	(28)	46	–	18
Net remeasurement (2)	(194)	569	482	857
Transfers (2)
– to 12-month ECL	215	(201)	(14)	–
– to lifetime ECL performing	(39)	47	(8)	–
– to lifetime ECL credit-impaired	–	(187)	187	–
Total provision for (reversal of) credit losses (3)	(24)	192	599	767
Write-offs (4)	–	–	(874)	(874)
Recoveries	–	–	77	77
Interest income on impaired loans	–	–	(84)	(84)
Foreign exchange and other	(5)	5	16	16
Balance at end of year	$265	$1,061	$401	$1,727
Total ECL allowance (5)	$896	$2,393	$825	$4,114
Comprises:
Loans	$800	$2,301	$816	$3,917
Undrawn credit facilities and other off-balance sheet exposures (6)	96	92	9	197
See previous page for footnote references.

Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a SICR of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in forecasting forward-looking information and estimating the impact that the macroeconomic environment, including the level and duration of tariffs between the U.S., Canada and other major trading partners, the impact that tariffs may have on economic growth and inflation in Canada and the U.S. and fiscal and monetary policies that may be enacted in response to tariffs, as well as geopolitical events, will have on the level of ECL allowance and period-over-period volatility of the provision for credit losses. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements, as discussed below, continued to be required.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at
12-month
ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run
PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized.
While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change frequently.
Loans for which repayment of principal or payment of interest is contractually 30 days or more in arrears and all business and government loans that have migrated to the watch list risk rating are normally automatically migrated to stage 2 from stage 1.
As at October 31, 2025, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the ECLs would be $938 million lower than the total recognized IFRS 9 ECL on performing loans (2024: $854 million).
Measuring both
12-month
and lifetime expected credit losses
Our ECL models leverage the data, systems and processes that are used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the internal ratings-based (IRB) approach. Significant judgment is applied in leveraging the data and modelling techniques used to calculate Basel risk parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle
estimates to the
point-in-time
parameters used under IFRS 9 that consider forward-looking information. For standardized retail and business and government portfolios, available long-run
PDs, LGDs and EADs are also converted to
point-in-time
parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle
parameters should be adjusted for forward-looking information to determine point-in-time
parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle
PDs, LGDs and EADs into
point-in-time
parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time
parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.
Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices, gross domestic product (GDP) growth and household debt service ratios. In many cases these variables are forecasted at the provincial level. Housing prices are forecasted at the municipal level and the national level. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include GDP growth and BBB corporate bond yields, while forward-looking information variables such as Canadian and U.S. commercial real estate price indices and oil prices are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic
Co-operation
and Development (OECD), the International Monetary Fund, and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
The forecasting of forward-looking information and the determination of scenario weightings continued to require a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties inherent in the current macroeconomic environment.
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2025	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.1%	2.0%	1.7%	2.4%	(0.4)%	1.1%
United States	2.0%	1.8%	2.8%	2.8%	0.7%	1.0%
Unemployment rate
Canada (2)	6.8%	6.1%	6.4%	5.5%	7.4%	7.0%
United States	4.4%	4.1%	3.9%	3.5%	5.0%	4.6%
Canadian Housing Price Index growth (2)	0.8%	2.7%	3.9%	4.7%	(3.7)%	(0.5)%
Canadian household debt service ratio	14.6%	14.7%	14.3%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$70	$67	$74	$83	$54	$58

As at October 31, 2024
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61

(1)	The remaining forecast period is generally four years.
(2)
In our ECL calculation process, Canadian Real GDP year-over-year growth and Canadian unemployment rate are forecasted at the provincial level while Canadian Housing Price Index growth is forecasted at the municipal level. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at October 31, 2025 and October 31, 2024, respectively, and does not reflect changes in expectations that may have subsequently arisen. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.
Our underlying base case projection as at October 31, 2025 continues to be characterized by slow real GDP growth and elevated unemployment rates in Canada, and slightly stronger growth in the U.S. in the near term. Compared to October 31, 2024, our base case projections for Canada and the U.S. reflect the negative impact from tariffs and trade uncertainty in the near term, and the partial easing of tariffs in 2026, but not to levels that existed prior to the announcements of the new U.S. administration. Our base case also assumes that interest rates will hold at current levels through 2026, and remain at higher than pre-pandemic
levels.
Our downside case forecast as at October 31, 2025 assumes a recession in the near term and slower growth thereafter in Canada due to increasing economic uncertainty. Our downside case forecast as at October 31, 2025 is consistent with a more pronounced and longer lasting trade dispute between Canada and the U.S., including higher unemployment rates in Canada and lower business capital and consumer spending. The downside case forecast for the U.S. assumes slow growth for the near term and reflects slower recoveries thereafter to lower levels of sustained economic activity and persistently higher unemployment rates. The upside scenario continues to reflect a better economic environment than the base case forecast.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $
420
million lower than the recognized ECL as at October 31, 2025 (2024: $
246
 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $
853
million higher than the recognized ECL as at October 31, 2025 (2024: $
737
 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a
100
% base case scenario or a
100
% downside case scenario. As a result, our

ECL

allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic or geopolitical events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances. To address the significant uncertainties inherent in the current environment, we utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2025				2024
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$171,983	$227	$–	$172,210	$160,515	$6,130	$–	$166,645
– Very low	85,628	1,171	–	86,799	81,198	5,926	–	87,124
– Low	10,987	2,749	–	13,736	10,329	3,638	–	13,967
– Medium	1,041	7,071	–	8,112	851	6,534	–	7,385
– High	11	1,859	–	1,870	7	1,561	–	1,568
– Default	–	–	1,097	1,097	–	–	790	790
– Not rated	2,808	183	218	3,209	2,757	232	204	3,193
Gross residential mortgages (4)(5)	272,458	13,260	1,315	287,033	255,657	24,021	994	280,672
ECL allowance	100	168	306	574	89	126	234	449
Net residential mortgages	272,358	13,092	1,009	286,459	255,568	23,895	760	280,223
Personal
– Exceptionally low	18,316	136	–	18,452	16,689	83	–	16,772
– Very low	10,794	324	–	11,118	9,685	12	–	9,697
– Low	6,404	2,104	–	8,508	10,498	1,374	–	11,872
– Medium	4,502	2,506	–	7,008	3,848	1,822	–	5,670
– High	759	922	–	1,681	465	1,102	–	1,567
– Default	–	–	253	253	–	–	260	260
– Not rated	779	30	37	846	782	29	32	843
Gross personal (5)	41,554	6,022	290	47,866	41,967	4,422	292	46,681
ECL allowance	222	749	185	1,156	221	531	190	942
Net personal	41,332	5,273	105	46,710	41,746	3,891	102	45,739
Credit card
– Exceptionally low	7,117	–	–	7,117	7,185	–	–	7,185
– Very low	443	–	–	443	502	–	–	502
– Low	6,727	380	–	7,107	6,800	4	–	6,804
– Medium	5,008	1,116	–	6,124	3,853	1,512	–	5,365
– High	6	594	–	600	2	522	–	524
– Default	–	–	–	–	–	–	–	–
– Not rated	184	6	–	190	165	6	–	171
Gross credit card	19,485	2,096	–	21,581	18,507	2,044	–	20,551
ECL allowance	302	640	–	942	279	623	–	902
Net credit card	19,183	1,456	–	20,639	18,228	1,421	–	19,649
Business and government
– Investment grade	119,315	875	–	120,190	101,809	722	–	102,531
– Non-investment grade	102,145	8,807	–	110,952	97,131	9,000	–	106,131
– Watch list	61	3,901	–	3,962	25	3,745	–	3,770
– Default	–	–	2,031	2,031	–	–	1,628	1,628
– Not rated	269	12	–	281	230	15	–	245
Gross business and government (4)(6)	221,790	13,595	2,031	237,416	199,195	13,482	1,628	214,305
ECL allowance	359	870	491	1,720	211	1,021	392	1,624
Net business and government	221,431	12,725	1,540	235,696	198,984	12,461	1,236	212,681
Total net amount of loans	$554,304	$32,546	$2,654	$589,504	$514,526	$41,668	$2,098	$558,292

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (2024: $
19
million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $52 million were recognized as at October 31, 2025 (2024: $17 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2025 and October 31, 2024. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $2 million (2024: $8 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2025, 92% (2024: 93%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $3 million (2024: $3 million) of residential mortgages and $560 million (2024: $221 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $10 million (2024: $6 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2025				2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$176,040	$190	$–	$176,230	$164,577	$117	$–	$164,694
– Very low	14,237	572	–	14,809	15,112	4	–	15,116
– Low	14,867	1,705	–	16,572	14,988	984	–	15,972
– Medium	2,449	1,508	–	3,957	2,263	1,280	–	3,543
– High	545	422	–	967	325	539	–	864
– Default	–	–	46	46	–	–	43	43
– Not rated	620	8	–	628	565	9	–	574
Gross retail	208,758	4,405	46	213,209	197,830	2,933	43	200,806
ECL allowance	54	131	–	185	42	52	–	94
Net retail	208,704	4,274	46	213,024	197,788	2,881	43	200,712
Business and government
– Investment grade	179,496	579	–	180,075	156,560	571	–	157,131
– Non-investment grade	79,909	2,659	–	82,568	66,788	3,018	–	69,806
– Watch list	57	1,046	–	1,103	28	878	–	906
– Default	–	–	217	217	–	–	123	123
– Not rated	947	42	–	989	1,117	91	–	1,208
Gross business and government	260,409	4,326	217	264,952	224,493	4,558	123	229,174
ECL allowance	93	62	7	162	54	40	9	103
Net business and government	260,316	4,264	210	264,790	224,439	4,518	114	229,071
Total net undrawn credit facilities and other off-balance sheet exposures	$469,020	$8,538	$256	$477,814	$422,227	$7,399	$157	$429,783
Modified financial assets
As part of CIBC’s usual lending business, from time to time we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered.
During the year ended October 31, 2025, loans classified as stage 2 or stage 3 with an amortized cost of $309 million (2024: $655 million) before modification were modified through the granting of a financial concession in response to the borrower having experienced financial difficulties. In addition, the gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2025 was $327 million (2024: $274 million)
.